Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Operating Lease
We have various operating leases for office space and certain property and equipment. For the six months ended June 30, 2017 and 2016, we recorded operating lease expense of $0.7 million and $0.7 million, respectively. Required remaining lease payments for each fiscal year are as follows:

($ in thousands)
2017	$232
2018	426
2019	366
2020	344
2021 and thereafter	774
Total	$2,142

Contingent Liabilities
We may be subject to various legal actions, claims, and liabilities arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a materially adverse effect on our financial position, results of operations, or liquidity.

COMMITMENTS AND CONTINGENCIES
Operating Lease — The Company has various operating leases for office space and certain property and equipment. For the years ended December 31, 2016 and 2015, the Company recorded operating lease expense of $1.4 million for each of the periods. Required remaining lease payments for each fiscal year are as follows:

2017	$471,416
2018	426,416
2019	366,416
2020	343,916
2021 and thereafter	773,812
Total	$2,381,976

Contingent Liabilities — The Company may be subject to various legal actions, claims, and liabilities arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a materially adverse effect on the Company’s financial position, results of operations, or liquidity.
Required remaining lease payments for each fiscal year are as follows:

2017	$471,416
2018	426,416
2019	366,416
2020	343,916
2021 and thereafter	773,812
Total	$2,381,976